Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 857	$ 1,524
Accrued payables	3,472	2,236
Contingent consideration	8,152	9,892
Total non-derivatives	12,481	13,652
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	857	1,524
Accrued payables	3,472	2,236
Contingent consideration	750	759
Total non-derivatives	5,079	4,519
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	4,303	8,338
Total non-derivatives	4,303	8,338
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	3,099	795
Total non-derivatives	$ 3,099	$ 795